Operating Leases (Details) - Schedule of maturities operating lease liabilities - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021
Schedule of maturities operating lease liabilities [Abstract]
2022	[1]	$ 1,112	$ 1,130
2023		537	704
2024		122	283
2025		13	18
2026		1	2
Total lease payment		1,785	2,137
Less: imputed interest		(105)	(104)
Total		$ 1,680	$ 2,033

[1]	include operating leases with a term less than one year.